S000066840 [Member] Average Annual Total Returns - Capital Shares	12 Months Ended	60 Months Ended	62 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.32%	2.61%	2.58%
Performance Inception Date			Oct. 30, 2019